Recoverable taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Recoverable taxes	Recoverable taxes

	December 31, 2023	December 31, 2022	December 31, 2021

Recoverable value-added tax (“VAT”)	$33,733,662	$18,440,884	$6,193,929
Recoverable income taxes	-	9,531,645	9,530,937
Recoverable dividend tax	-	1,818,971	3,533,983
Other receivables	131,159	296,973	118,713

	$33,864,821	$30,088,473	$19,377,562